Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	511,654.05
Total Transaction Valuation	3,704,953,306.80
Total Offset Amount	0.00
Net Fee	$ 511,654.05
Offering Table N/A
Offset Table N/A	N/A